Cover - shares	12 Months Ended
	Dec. 31, 2025	Apr. 27, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39164
Entity Registrant Name	Indonesia Energy Corporation Limited
Entity Central Index Key	0001757840
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	GIESMART PLAZA
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Jl. Raya Pasar Minggu No. 17A
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780
Title of 12(b) Security	Ordinary shares, $0.00266667 par value per share
Trading Symbol	INDO
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		15,386,840
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Insider Trading Policies and Procedures Adopted [Flag]	true
Auditor Firm ID	5395
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Indonesia Energy Corporation Limited (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive loss, consolidated statements of changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	Guangzhou, China
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	GIESMART PLAZA
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Jl. Raya Pasar Minggu No. 17A
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780
City Area Code	+62
Local Phone Number	21 576 8888
Contact Personnel Name	James J. Huang
Contact Personnel Email Address	james.huang@indo-energy.com